Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	May 13, 2025	Apr. 28, 2025	Mar. 31, 2025	Oct. 23, 2024	May 07, 2024	Apr. 11, 2024	Mar. 31, 2024	Mar. 24, 2024	Mar. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Shares issued			38,745,000	38,729,250	15,000		36,900,000	10,000
Par value of shares						$ 0.0001
Issued capital			$ 4				$ 4		$ 4
Ordinary Shares | Initial Public Offering
Disclosure of non-adjusting events after reporting period [line items]
Shares issued	3,703,704
Par value of shares	$ 9
Issued capital	$ 33,300
Percentage of warrants issued to total ordinary shares issued		2.50%
Percentage of exercise price of warrant to price of ordinary shares offered		120.00%
Ordinary Shares | Initial Public Offering | Warrants to Purchase Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued	92,593